LONG-TERM DEBT (Details)					12 Months Ended
	Dec. 08, 2016 USD ($)	Jun. 01, 2016 USD ($)	Mar. 31, 2016 USD ($)	Nov. 16, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument
Debt instrument, outstanding balance					$ 1,623,495,000
Repurchase and redemption of Senior Notes					$ 126,409,000	$ 80,000,000	$ 0
Senior Notes | 6.375% Senior Notes due June 1, 2024 (the 2016 Match Group Senior Notes); interest payable each June 1 and December 1, which commenced on December 1, 2016 | Maximum
Debt Instrument
Maximum leverage ratio					5.0
Senior Notes | 6.75% Senior Notes due December 15, 2022 (the 2015 Match Group Senior Notes); interest payable each June 15 and December 15, which commenced on June 15, 2016 | Maximum
Debt Instrument
Maximum leverage ratio					5.0
Senior Notes | 4.875% Senior Notes due November 30, 2018 (the 2013 Senior Notes); interest payable each May 30 and November 30, which commenced on May 30, 2014 | Maximum
Debt Instrument
Maximum leverage ratio					3.0
Revolving Credit Facility | IAC Credit Facility
Debt Instrument
Maximum borrowing capacity					$ 300,000,000
Credit facility, borrowings outstanding					$ 0	0
Annual commitment fee (as a percent)					0.35%
Revolving Credit Facility | IAC Credit Facility | Maximum
Debt Instrument
Maximum leverage ratio					3.25
Match Group, Inc.
Debt Instrument
Debt instrument, outstanding balance					$ 1,195,172,000	1,245,172,000
Match Group, Inc. | Senior Notes | 6.375% Senior Notes due June 1, 2024 (the 2016 Match Group Senior Notes); interest payable each June 1 and December 1, which commenced on December 1, 2016
Debt Instrument
Debt instrument, face amount		$ 400,000,000
Debt instrument, outstanding balance					400,000,000
Match Group, Inc. | Senior Notes | 6.75% Senior Notes due December 15, 2022 (the 2015 Match Group Senior Notes); interest payable each June 15 and December 15, which commenced on June 15, 2016
Debt Instrument
Debt instrument, outstanding balance					445,172,000	445,172,000
Match Group, Inc. | Term Loan | Match Group Term Loan due November 16, 2022
Debt Instrument
Debt instrument, face amount				$ 800,000,000
Repayment of debt	$ 40,000,000	$ 400,000,000	$ 10,000,000		440,000,000
Debt instrument, outstanding balance					$ 350,000,000	800,000,000
Debt instrument, interest rate					4.20%
Match Group, Inc. | Term Loan | Match Group Term Loan due November 16, 2022 | Base Rate
Debt Instrument
Basis spread on variable rate (as a percent)				2.25%
Match Group, Inc. | Term Loan | Match Group Term Loan due November 16, 2022 | LIBOR
Debt Instrument
Basis spread on variable rate (as a percent)				3.25%
Variable rate floor (as a percent)				0.75%
Match Group, Inc. | Revolving Credit Facility | Match Group Credit Agreement
Debt Instrument
Maximum borrowing capacity					$ 500,000,000
Credit facility, borrowings outstanding					$ 0	0
Annual commitment fee (as a percent)					0.30%
Match Group, Inc. | Revolving Credit Facility | Match Group Credit Agreement | Maximum
Debt Instrument
Maximum leverage ratio					5.0
Match Group, Inc. | Revolving Credit Facility | Match Group Credit Agreement | Minimum
Debt Instrument
Minimum interest coverage ratio					2.5
IAC
Debt Instrument
Debt instrument, outstanding balance					$ 428,323,000	554,732,000
Repurchase and redemption of Senior Notes					126,409,000	0
IAC | Senior Notes | 4.875% Senior Notes due November 30, 2018 (the 2013 Senior Notes); interest payable each May 30 and November 30, which commenced on May 30, 2014
Debt Instrument
Debt instrument, outstanding balance					390,214,000	500,000,000
Repurchase and redemption of Senior Notes					109,800,000
IAC | Senior Notes | 4.75% Senior Notes due December 15, 2022 (the 2012 Senior Notes); interest payable each June 15 and December 15, which commenced on June 15, 2013
Debt Instrument
Debt instrument, outstanding balance					38,109,000	$ 54,732,000
Repurchase and redemption of Senior Notes					$ 16,600,000